12. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Current Federal Tax Expense (Benefit)	$ 5,043,587	$ 5,955,098	$ 4,220,841
Current State and Local Tax Expense (Benefit)	0	(18,531)	5,160
Current Income Tax Expense (Benefit)	5,043,587	5,936,567	4,226,001
Deferred Federal Income Tax Expense (Benefit)	(2,445,235)	(650,641)	1,037,993
Other Income Tax Expense (Benefit), Continuing Operations	$ 2,598,352	$ 5,285,926	$ 5,263,994